Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from contract with customer	$ 4,499,612	$ 13,626,791
Outbound delivery services	1,288,398	2,407,024
Storage services	606,703	110,494
Total	6,394,713	16,144,309
Special Work Orders Logistic services [Member]
Revenue from contract with customer	588,887	205,573
Operation services [Member]
Revenue from contract with customer	210,096	684,444
Corn [Member]
Revenue from contract with customer	0	782,946
Shiitake [Member]
Revenue from contract with customer	1,854,057	6,668,963
Mu Er [Member]
Revenue from contract with customer	1,846,572	5,255,756
Other products [Member]
Revenue from contract with customer	$ 0	$ 29,109